Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	Nov. 30, 2025	May 31, 2025
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 1,252,125	$ 957,662
Executive director [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	1,060,565	872,245
Former Chief Scientific Officer [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	89,782	85,417
Investor [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 101,778